Pension Benefits - Fair Value of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 134,408	$ 110,698	$ 102,085
Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	94,981	82,501
Mutual Fund Equity investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19,907	13,852
Mutual Funds Debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,298	3,445
Mutual Funds Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,843	2,092
Mutual Funds Cash and money market [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	672	291
Mutual Funds Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 10,707	$ 8,517